SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 20 - SHARE-BASED PAYMENTS:

a.	On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the

“Option Plan”), after being approved by the BoD. In 2017 the Option Plan was amended and restated as the Amended and Restated 2010 Award Plan (the “Award Plan”). As of December 31, 2025, the Award Plan allows the Company to allocate up to 10,815,660,000 options to purchase ordinary shares and RSUs (equivalent to 1,081,566 ADSs) to employees, consultants, officers and directors and could be reserved by the BoD for issuance under the Award Plan. The terms and conditions of the grants were determined by the BoD and in accordance with the Award Plan.

b.	On March 26, 2025, the BoD granted 78,950 RSUs to employees and consultants of the Company. These RSUs will vest in 8 equal quarterly installments over two years and had a fair value of $0.2 million on the grant date, based on the ADS price on that date. In addition, the general meeting of the Company’s shareholders held on May 26, 2025, following approval by the Company’s BoD in March 2025, approved grant of 30,350 RSUs to the Company’s directors and Chief Executive Officer, on the same terms. The fair value of these RSUs on the approval date was $0.1 million.

During 2025, approximately 1,638 options and RSUs were forfeited, resulting in $0.01 million in reversed expenses.

c.	On June 24, 2024, the BoD granted 41,760 RSUs to employees and consultants. These RSUs will vest in 8 equal quarterly installments over two years and had a fair value of $0.4 million on the grant date, based on the ADS price on that date. In addition, the general meeting of the Company’s shareholders held on September 18, 2024, subsequent to approval of the Company’s BoD in June 2024, approved grant of 15,320 RSUs for directors and the Company's Chief Executive Officer and Chief Commercial Officer in the same terms. The fair value of these RSUs on the date of approval was $0.1 million.

During 2024, approximately 2,584 options and RSUs were forfeited, resulting in $0.3 million in reversed expenses.

d.    Changes in the number of options in ADSs and weighted averages of exercise prices are as follows:

	Year Ended December 31,
	2025		2024
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	2,619	6,329.96	3,894	6,324.50
Expired and forfeited	(302)	6,208.05	(1,275)	6,277.89
Outstanding at end of year	2,317	6,345.85	2,619	6,329.96
Exercisable at end of year	2,315	6,347.56	2,525	6,310.15

e. Changes in the number of RSUs in ADSs during the period are as follows:

	Year Ended December 31,
	2025	2024

	Number of	Number of
	RSUs	RSUs
Outstanding at beginning of year	37,767	7,121
Vested RSUs	(83,787)	(23,938)
Expired and forfeited	(1,638)	(2,496)
Granted	109,300	57,080
Outstanding at end of year	61,642	37,767

f.	The following is information about the exercise price and remaining useful life of outstanding options at year-end:

Year Ended December 31,
2025			2024
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
2,317	$1,670-$10,370	4.17	2,619	$1,670-$10,370	5.04

g.    Expenses recognized in profit or loss for the options and RSUs are as follows:

Year Ended December 31,
2025	2024	2023
U.S. dollars in thousands
457	665	1,647

The remaining compensation expenses as of December 31, 2025, are $0.1 million and will be expensed in full by December 2026.